Earnings per share (Details) R$ in Thousands	12 Months Ended
	Dec. 31, 2023 $ / shares	Dec. 31, 2023 BRL (R$) shares	Dec. 31, 2022 $ / shares	Dec. 31, 2022 BRL (R$) shares	Dec. 31, 2021 $ / shares	Dec. 31, 2021 BRL (R$) shares
Notes and other explanatory information [abstract]
Profit for the year | R$		R$ 3,523,531		R$ 3,121,267		R$ 2,305,869
Weighted average number of common shares issued | shares		683,509,869		683,509,869		683,509,869
Basic earnings per share (reais per share)	$ 5.16		$ 4.57		$ 3.37
Diluted earnings per share (reais per share)	$ 5.16		$ 4.57		$ 3.37